Geographic areas (FY)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Geographic areas
17. Geographic areas
The following table presents a summary of revenue by geography for the years ended December 31, 2022, 2021 and 2020:
	Years ended December 31,
	2022	2021	2020
United States	$3,342	$3,425	$3,119
Japan	1,241	1,614	1,630
Germany	1,150	741	155
Other	1,440	499	256
Total revenue	$7,173	$6,279	$5,160
“Other” includes Europe, the Middle East, Africa (EMEA) and Asia, Canada and Australia. The Company has not had any sales in China, Russia or Ukraine.
The following table sets forth the long-lived assets, consisting of property and plant, net, and operating lease right-of-use assets, by geographic area as of December 31, 2022, December 31, 2021 and December 31, 2020 as follows (in thousands):
	December 31,
	2022	2021	2020
Canada	$10,953	$11,251	$4,984
United States	474	576	858
Total long-lived assets	$11,427	$11,827	$5,842
As of December 31, 2022, December 31, 2021 and December 31, 2020 substantially all of the Company’s long-lived assets are located in Canada and in the United States.
Significant customers
The Company had significant customers during the years ended December 31, 2022, 2021, and 2020. A significant customer is defined as one that comprises up to ten percent or more of total revenues in a particular year or ten percent of outstanding accounts receivable balance as of the year end.
The tables below present the significant customers on a percentage of total revenue basis for the years ended December 31, 2022, 2021 and 2020.
	Years ended December 31,
	2022	2021	2020
Customer A	14%	15%	22%
Customer B	12%	13%	17%
Customer C	11%	12%	10%
As of December 31, 2022, 2021 and 2020, there were two, three, and two significant customers, respectively, that comprised ten percent or more of outstanding accounts receivable balances.
All revenue derived from major customers above are included in the United States and Germany during the year ended December 31, 2022 and the United States and Japan during the year ended December 31, 2021.